Warrants to purchase common shares (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of warrants
Outstanding	2,473,100	2,134,804	2,757,204
Exercised	(75,000)	(30,000)	(100,000)
Outstanding	2,890,600	2,473,100	2,134,804
Expired	(877,232)	(288,204)	(340,000)
Warrant [Member]
Exercise price
Issued	1.2	0.6
Number of warrants
Outstanding	2,645,920
Issued		3,345,920
Exercised	(464,558)	(700,000)
Outstanding	4,502,821	2,645,920
Expired	(2,181,362)
Total number of warrants
Issued on March and May, 2012 private placement financings	4,502,821
Exercise proceeds received
Outstanding	420,000
Issued
Exercised	278,760	420,000
Outstanding		420,000
Expired
Total exercise proceeds	698,760
Number of warrants expired in 2014	4,502,821
March 7, 2014 | Warrant [Member]
Exercise proceeds received
Number of warrants expired in 2014	2,096,175
March 19, 2014 | Warrant [Member]
Exercise proceeds received
Number of warrants expired in 2014	415,000
March 30, 2014 | Warrant [Member]
Exercise proceeds received
Number of warrants expired in 2014	605,913
May 4, 2014 | Warrant [Member]
Exercise proceeds received
Number of warrants expired in 2014	1,385,733